Related-Party Transactions Related-Party Transactions (Notes)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
RELATED-PARTY TRANSACTIONS

AFFILIATE AGREEMENTS

The Partnership has various long-term, fee-based commercial agreements with Andeavor, under which we provide pipeline transportation, trucking, terminal distribution, wholesale fuel distribution and storage services to Andeavor. Andeavor typically commits to provide us with minimum monthly throughput volumes of crude oil and refined products. For the natural gas liquids that we handle under keep-whole agreements, the Partnership has a fee-based processing agreement with Andeavor which minimizes the impact of commodity price movements during the annual period subsequent to renegotiation of terms and pricing each year.

In addition, we have agreements for the provision of various general and administrative services by Andeavor. Under our partnership agreement, we are required to reimburse TLGP and its affiliates for all costs and expenses that they incur on our behalf for managing and controlling our business and operations. Except to the extent specified under our amended omnibus agreement (the “Amended Omnibus Agreement”) or our amended secondment agreement (the “Amended Secondment Agreement”), TLGP determines the amount of these expenses. The Amended Omnibus Agreement and the Amended Secondment Agreement were amended and restated in connection with the Alaska Storage and Terminalling Assets acquisition. Under the terms of the Amended Omnibus Agreement as of September 30, 2017, we are required to pay Andeavor an annual corporate services fee of $11 million for the provision of various centralized corporate services, including executive management, legal, accounting, treasury, human resources, health, safety and environmental, information technology, certain insurance coverage, administration and other corporate services. Andeavor charged the Partnership $16 million and $7 million pursuant to the Amended Secondment Agreement for the nine months ended September 30, 2017 and 2016, respectively. Additionally, pursuant to the Amended Omnibus Agreement and Amended Secondment Agreement, we reimburse Andeavor for any direct costs actually incurred by Andeavor in providing other operational services with respect to certain of our other assets and operations. In conjunction with the WNRL Merger, certain agreements have been amended and are effective as of October 30, 2017.

WNRL has an omnibus agreement with Western Refining, certain of its subsidiaries and WNRL General Partner. The omnibus agreement addresses the following items:

•
WNRL’s obligation to reimburse Western Refining for the provision by Western Refining of certain general and administrative services (this reimbursement is in addition to certain expenses of WNRL General Partner and its affiliates that are reimbursed under WNRL’s partnership agreement and services agreement), as well as certain other direct or allocated costs and expenses incurred by Western Refining on WNRL’s behalf;

•	WNRL’s rights of first offer to acquire certain logistics assets from Western Refining;

•
an indemnity by Western Refining for certain environmental and other liabilities, and WNRL’s obligation to indemnify Western Refining for events and conditions associated with the operation of WNRL’s assets and for environmental liabilities related to WNRL’s assets to the extent Western Refining is not required to indemnify us;

•	Western Refining’s transfer of certain environmental permits related to WNRL assets to WNRL and WNRL’s use of such permits prior to the transfer thereof; and

•
the granting of a license from Western Refining to us with respect to use of certain Western Refining trademarks and WNRL’s granting of a license to Western Refining with respect to use of certain of WNRL’s trademarks.

The WNRL omnibus agreement was terminated upon completion of the WNRL Merger.

WNRL also has a services agreement with Western Refining under which WNRL reimburses Western Refining for its provision to WNRL of certain personnel to provide operational services to WNRL and under WNRL’s supervision in support of WNRL’s pipelines and gathering assets and terminalling and storage facilities, including routine and emergency maintenance and repair services, routine operational activities, routine administrative services, construction and related services and such other services as WNRL and Western Refining may mutually agree upon from time to time. Western Refining submits actual expenditures for reimbursement on a monthly basis, and WNRL reimburses Western Refining for providing these services. The services agreement has an initial term of ten years and may be renewed by two additional five-year terms upon WNRL’s agreement with Western Refining evidenced in writing prior to the end of the initial term of ten years or the first renewal term of five years.

SUMMARY OF AFFILIATE TRANSACTIONS

SUMMARY OF REVENUE AND EXPENSE TRANSACTIONS WITH ANDEAVOR, INCLUDING PREDECESSORS (in millions)

	Nine Months Ended September 30,
	2017	2016
Revenues (a)	$934	$521
Operating expenses (b)	132	107
General and administrative expenses	62	52

(a)	Andeavor accounted for 44% and 58% of our total revenues for the nine months ended September 30, 2017 and 2016, respectively.

(b)
Net of reimbursements from Andeavor pursuant to the Amended Omnibus Agreement, the Carson Assets Indemnity Agreement and other affiliate agreements of $12 million for the nine months ended September 30, 2017 and 2016, respectively.

DISTRIBUTIONS. In accordance with our partnership agreement, the unitholders of our common and general partner interests are entitled to receive quarterly distributions of available cash. During the nine months ended September 30, 2017, we paid quarterly cash distributions of $223 million to Andeavor and TLGP, including IDRs. On October 18, 2017, we declared a quarterly cash distribution of $0.9852 per unit, which will be paid on November 14, 2017. The distribution will include payments of $125 million to Andeavor and TLGP.

On July 25, 2017, WNRL declared a quarterly cash distribution of $0.4675 per unit, which was paid on August 18, 2017. The distribution included payments of $19 million to Andeavor and the WNRL General Partner.